UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23467

American Funds International Vantage Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Gregory F. Niland

American Funds International Vantage Fund

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds International Vantage FundSM Semi-annual report for the six months ended April 30, 2021

A prudent approach
to international
growth investing

American Funds International Vantage Fund seeks to provide you with prudent growth of capital and conservation of principal.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-3 shares at net asset value. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2021 (the most recent calendar quarter-end):

Class F-3 shares*	1 year	5 years	Lifetime (since 4/1/11)

	38.97%	11.59%	7.06%

*	The fund was organized for the purpose of effecting the reorganization of Capital Group International Equity Fund (the “predecessor fund”) into a new Delaware statutory trust on November 8, 2019. In connection with the reorganization, former shareholders of the predecessor fund received Class F-3 shares of the fund. The performance of Class F-3 shares of the fund includes the performance of the predecessor fund prior to the reorganization. The inception date shown in the table for Class F-3 shares is that of the predecessor fund.

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.71% for Class F-3 shares as of the prospectus dated January 1, 2021. The expense ratio is based on estimated amounts for the current fiscal year.

The fund began investment operations on April 1, 2011, but was only available to a limited number of investors. Now available on the American Funds platform, the reorganized fund has adopted the results and financial history of the original fund.

The investment adviser is currently reimbursing a portion of other expenses so that total expenses do not exceed 0.65%. This reimbursement will be in effect through at least January 1, 2024, without which the results would have been lower and net expense ratios higher. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit capitalgroup.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

2	Investment portfolio

6	Financial statements

10	Notes to financial statements

20	Financial highlights

Fellow investors:

Results for American Funds International Vantage Fund for the periods ended April 30, 2021, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/AIVBX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

(for periods ended April 30, 2021, with all distributions reinvested)

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years

American Funds International Vantage Fund* (Class F-3 shares)	20.68%	36.46%	12.15%	7.07%
MSCI EAFE (Europe, Australasia, Far East) Index†	28.84	39.88	8.87	5.22

*	The fund was organized for the purpose of effecting the reorganization of Capital Group International Equity Fund (the “predecessor fund”) into a new Delaware statutory trust on November 8, 2019. In connection with the reorganization, former shareholders of the predecessor fund received Class F-3 shares of the fund. The performance of Class F-3 shares of the fund includes the performance of the predecessor fund prior to the reorganization.
†	MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization-weighted index that is designed to measure developed equity market results, excluding the United States and Canada. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: MSCI.

American Funds International Vantage Fund	1

Investment portfolio April 30, 2021	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
Eurozone*	30.59%
Japan	16.28
United Kingdom	10.39
Switzerland	6.86
Denmark	6.36
Hong Kong	4.42
China	3.57
Taiwan	3.06
Canada	2.08
Other countries	6.29
Short-term securities & other assets less liabilities	10.10
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, France, Germany, Ireland, Italy, the Netherlands, Portugal and Spain.

Common stocks 88.90%	Shares	Value (000)
Information technology 15.17%
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	325,948	$38,051
ASML Holding NV	53,973	35,118
Keyence Corp.	58,320	28,026
Hamamatsu Photonics KK	368,100	21,354
SAP SE	104,098	14,613
STMicroelectronics NV	301,554	11,297
OBIC Co., Ltd.	49,600	9,589
Tokyo Electron Ltd.	15,000	6,632
Murata Manufacturing Co., Ltd.	62,200	4,953
NetEase, Inc.	189,900	4,283
Atlassian Corp. PLC, Class A1	17,208	4,088
Dye & Durham Ltd.	108,462	3,767
FleetCor Technologies, Inc.[1]	9,050	2,604
Amadeus IT Group SA, Class A, non-registered shares[1]	34,725	2,367
Lightspeed POS Inc., subordinate voting shares (CAD denominated)[1]	25,395	1,773
		188,515

Industrials 13.72%
Safran SA1	158,308	23,635
ABB Ltd.	624,790	20,285
Airbus SE, non-registered shares[1]	128,067	15,388
SMC Corp.	26,500	15,385
DSV Panalpina A/S2	58,585	13,084
RELX PLC	464,000	12,044
Canadian National Railway Company (CAD denominated)	52,261	5,626
Canadian National Railway Company	43,900	4,726
TFI International Inc. (CAD denominated)	113,762	9,968
Nidec Corp.	71,900	8,325
Jardine Matheson Holdings Ltd.	102,100	6,865
DKSH Holding AG	80,890	6,506
MTU Aero Engines AG	24,209	6,109
Epiroc AB, Class A	270,845	5,871
Recruit Holdings Co., Ltd.	76,200	3,444
Mitsubishi Corp.	124,400	3,437
ASSA ABLOY AB, Class B	119,210	3,398
Komatsu Ltd.	77,600	2,276
Daikin Industries, Ltd.	11,200	2,247
Ryanair Holdings PLC (ADR)[1]	16,064	1,877
		170,496

2	American Funds International Vantage Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples 11.62%
Carlsberg A/S, Class B2	119,531	$20,999
Nestlé SA	165,494	19,731
L’Oréal SA, non-registered shares[3]	45,448	18,668
British American Tobacco PLC	442,684	16,397
Reckitt Benckiser Group PLC	183,406	16,340
Anheuser-Busch InBev SA/NV	199,611	14,118
Diageo PLC	214,245	9,619
Uni-Charm Corp.	222,800	8,652
Pernod Ricard SA	36,884	7,569
Associated British Foods PLC	155,353	4,952
Unilever PLC (GBP denominated)	55,100	3,220
Danone SA	35,800	2,523
Shiseido Company, Ltd.	21,200	1,538
		144,326

Financials 11.61%
AIA Group Ltd.	2,361,700	30,069
London Stock Exchange Group PLC	241,118	24,642
Hong Kong Exchanges and Clearing Ltd.	217,300	13,148
DBS Group Holdings Ltd.	503,631	11,320
Banco Bilbao Vizcaya Argentaria, SA	1,937,312	10,878
BNP Paribas SA1	152,617	9,796
DNB ASA	406,867	8,752
HDFC Bank Ltd. (ADR)[1]	81,300	5,714
Euronext NV	51,675	5,200
Aon PLC, Class A	20,100	5,054
ING Groep NV	387,872	4,957
Deutsche Boerse AG	26,333	4,537
Intesa Sanpaolo SpA[1]	1,351,102	3,770
Partners Group Holding AG	2,627	3,740
Erste Group Bank AG1	55,953	1,991
Allfunds Group PLC[1]	38,933	654
		144,222

Health care 11.00%
AstraZeneca PLC	252,128	26,864
Novo Nordisk A/S, Class B2	355,648	26,174
Genmab A/S1,2	43,663	16,132
BeiGene, Ltd. (ADR)[1]	37,100	12,745
Straumann Holding AG	7,709	11,012
Shionogi & Co., Ltd.	197,100	10,364
HOYA Corp.	57,500	6,542
Koninklijke Philips NV (EUR denominated)[1]	114,322	6,443
Hutchison China MediTech Ltd. (ADR)[1]	180,700	5,112
Daiichi Sankyo Company, Ltd.	169,200	4,315
Terumo Corp.	108,000	4,083
Grifols, SA, Class A, non-registered shares	125,445	3,401
Roche Holding AG, nonvoting, non-registered shares	7,598	2,476
Asahi Intecc Co., Ltd.	38,600	1,039
		136,702

Consumer discretionary 10.27%
Kering SA	30,613	24,530
EssilorLuxottica	114,906	19,119
Industria de Diseño Textil, SA	397,566	14,158
LVMH Moët Hennessy-Louis Vuitton SE	17,422	13,116
Hermès International	9,549	11,985
MercadoLibre, Inc.[1]	7,334	11,522
Cie. Financière Richemont SA, Class A	86,794	8,899
B&M European Value Retail SA	787,503	6,154
adidas AG1	17,063	5,269
Nitori Holdings Co., Ltd.	23,500	4,217
Suzuki Motor Corp.	107,400	4,075
Flutter Entertainment PLC[1]	14,577	2,977
Prosus NV (ADR)	73,050	1,589
		127,610

American Funds International Vantage Fund	3

Common stocks (continued)	Shares	Value (000)
Communication services 5.01%
Tencent Holdings Ltd.	229,500	$18,407
SoftBank Group Corp.	164,400	14,869
Adevinta ASA[1]	457,044	8,373
Nippon Telegraph and Telephone Corp.	263,000	6,630
Koninklijke KPN NV	1,308,074	4,507
China Tower Corp. Ltd., Class H	26,880,000	3,876
América Móvil, SAB de CV, Series L (ADR)	219,100	3,054
Nordic Entertainment Group AB, Class B1	54,970	2,552
		62,268

Materials 4.94%
Shin-Etsu Chemical Co., Ltd.	101,500	17,135
Givaudan SA	2,991	12,524
Asahi Kasei Corp.	628,500	6,622
Kansai Paint Co., Ltd.	259,520	6,537
Air Liquide SA, non-registered shares	34,928	5,884
Vale SA, ordinary nominative (ADR)	223,400	4,495
Rio Tinto PLC	52,490	4,405
BHP Group PLC	124,278	3,749
		61,351

Utilities 4.31%
Enel SpA	2,293,198	22,792
Engie SA1	967,797	14,393
Iberdrola, SA, non-registered shares[1]	1,016,347	13,728
Ørsted AS2	17,663	2,581
		53,494

Energy 0.86%
Total SE	193,968	8,587
Galp Energia, SGPS, SA, Class B	186,779	2,158
		10,745

Real estate 0.39%
Link Real Estate Investment Trust REIT	510,331	4,826

Total common stocks (cost: $620,947,000)		1,104,555

Preferred securities 0.95%
Health care 0.84%
Sartorius AG, nonvoting preferred, non-registered shares	12,432	7,013
Grifols, SA, Class B, nonvoting preferred, non-registered shares	192,880	3,420
		10,433

Information technology 0.11%
Samsung Electronics Co., Ltd., preferred shares (GDR)	802	1,323

Total preferred securities (cost: $5,563,000)		11,756

Rights & warrants 0.05%
Financials 0.05%
Euronext NV, rights, expire 2021[1]	51,675	606

Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[1]	173,588	74

Total rights & warrants (cost: $0)		680

Short-term securities 10.55%
Money market investments 9.19%
Capital Group Central Cash Fund 0.06%[4,5]	1,141,562	114,168

4	American Funds International Vantage Fund

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with cash collateral from securities on loan 1.36%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[4,6]	13,860,546	$13,861
Capital Group Central Cash Fund 0.06%[4,5,6]	30,201	3,020
		16,881

Total short-term securities (cost: $131,037,000)		131,049
Total investment securities 100.45% (cost: $757,547,000)		1,248,040
Other assets less liabilities (0.45%)		(5,544)

Net assets 100.00%		$1,242,496

Investments in affiliates5

	Value of affiliates at 11/1/2020 (000)	Additions (000)		Reductions (000)	Net realized gain (000)		Net unrealized appreciation (000)		Value of affiliates at 4/30/2021 (000)	Dividend income (000)
Short-term securities 9.43%
Money market investments 9.19%
Capital Group Central Cash Fund 0.06%[4]	$103,795	$254,088		$243,715	$—	[7]	$—	[7]	$114,168	$55
Money market investments purchased with cash collateral from securities on loan 0.24%
Capital Group Central Cash Fund 0.06%[4,6]	—	3,020	[8]						3,020	—	[9]
Total short-term securities									117,188
Total 9.43%					$—	[7]	$—	[7]	$117,188	$55

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $78,970,000, which represented 6.36% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	All or a portion of this security was on loan. The total value of all such securities was $18,022,000, which represented 1.45% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Rate represents the seven-day yield at 4/30/2021.
[5]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[7]	Amount less than one thousand.
[8]	Represents net activity. Refer to Note 5 for more information on securities lending.
[9]	Information not shown. Dividend income is included with securities lending income in the fund’s statement of operations.

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts

See notes to financial statements.

American Funds International Vantage Fund	5

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2021	(dollars in thousands)

Assets:
Investment securities, at value (includes $18,022 of investment securities on loan):
Unaffiliated issuers (cost: $640,371)	$1,130,852
Affiliated issuers (cost: $117,176)	117,188		$1,248,040
Cash			81
Cash denominated in currencies other than U.S. dollars (cost: $444)			440
Cash collateral received for securities on loan			1,876
Receivables for:
Sales of fund’s shares	7,760
Dividends	4,062
Securities lending income	—	*
Other	98		11,920
			1,262,357
Liabilities:
Collateral for securities on loan			18,757
Payables for:
Purchases of investments	73
Repurchases of fund’s shares	130
Investment advisory services	602
Services provided by related parties	107
Trustees’ deferred compensation	31
Non-U.S. taxes	143
Other	18		1,104
Net assets at April 30, 2021			$1,242,496

Net assets consist of:
Capital paid in on shares of beneficial interest			$728,692
Total distributable earnings			513,804
Net assets at April 30, 2021			$1,242,496

*	Amount less than one thousand.

See notes to financial statements.

6	American Funds International Vantage Fund

Financial statements (continued)

Statement of assets and liabilities	unaudited
at April 30, 2021 (continued)

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (72,849 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$42,604	2,507	$16.99
Class C	3,443	204	16.89
Class T	12	1	17.04
Class F-1	2,885	170	16.99
Class F-2	388,748	22,814	17.04
Class F-3	742,817	43,517	17.07
Class 529-A	3,040	179	17.00
Class 529-C	189	11	16.90
Class 529-E	69	4	17.01
Class 529-T	12	1	17.04
Class 529-F-1	12	1	17.04
Class 529-F-2	620	36	16.99
Class 529-F-3	12	1	16.98
Class R-1	196	12	17.02
Class R-2	34	2	16.97
Class R-2E	197	12	16.99
Class R-3	233	14	17.01
Class R-4	178	10	17.02
Class R-5E	54	3	17.05
Class R-5	71	4	17.05
Class R-6	57,070	3,346	17.05

See notes to financial statements.

American Funds International Vantage Fund	7

Financial statements (continued)

Statement of operations	unaudited
for the six months ended April 30, 2021	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $1,023; also includes $55 from affiliates)	$9,037
Interest	5
Securities lending income (net of fees)	4		$9,046
Fees and expenses*:
Investment advisory services	3,459
Distribution services	63
Transfer agent services	188
Administrative services	172
Reports to shareholders	12
Registration statement and prospectus	185
Trustees’ compensation	44
Auditing and legal	23
Custodian	60
Other	14
Total fees and expenses before reimbursements	4,220
Less reimbursements of fees and expenses:
Transfer agent services reimbursement	—	†
Miscellaneous fee reimbursement	200
Total fees and expenses after reimbursements			4,020
Net investment income			5,026

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	18,872
Currency transactions	(71)		18,801
Net unrealized appreciation on:
Investments in unaffiliated issuers	174,098
Currency translations	25		174,123
Net realized gain and unrealized appreciation			192,924
Net increase in net assets resulting from operations			$197,950

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

8	American Funds International Vantage Fund

Financial statements (continued)

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	April 30, 2021*	October 31, 2020
Operations:
Net investment income	$5,026	$7,860
Net realized gain	18,801	33,993
Net unrealized appreciation	174,123	6,465
Net increase in net assets resulting from operations	197,950	48,318

Distributions paid to shareholders	(29,224)	(51,765)

Net capital share transactions	142,001	16,843

Total increase in net assets	310,727	13,396

Net assets:
Beginning of period	931,769	918,373
End of period	$1,242,496	$931,769

*	Unaudited.

See notes to financial statements.

American Funds International Vantage Fund	9

Notes to financial statements	unaudited

1. Organization

American Funds International Vantage Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. On September 16, 2019, the fund’s board approved the reorganization of Capital Group International Equity Fund (the “predecessor fund”) into American Funds International Vantage Fund, a new Delaware statutory trust. On November 8, 2019, the fund acquired the assets and assumed the liabilities of the predecessor fund through which the legacy share class (“Class M”) of the predecessor fund was closed and all existing shares were converted to Class F-3 shares. The fund’s fiscal year ends on October 31. The fund seeks to provide prudent growth of capital and conservation of principal.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

10	American Funds International Vantage Fund

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events

American Funds International Vantage Fund	11

that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$188,515	$—	$—	$188,515
Industrials	157,412	13,084	—	170,496
Consumer staples	123,327	20,999	—	144,326
Financials	144,222	—	—	144,222
Health care	94,396	42,306	—	136,702
Consumer discretionary	127,610	—	—	127,610
Communication services	62,268	—	—	62,268
Materials	61,351	—	—	61,351
Utilities	50,913	2,581	—	53,494
Energy	10,745	—	—	10,745
Real estate	4,826	—	—	4,826
Preferred securities	11,756	—	—	11,756
Rights & warrants	680	—	—	680
Short-term securities	131,049	—	—	131,049
Total	$1,169,070	$78,970	$—	$1,248,040

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cyber security events, natural disasters, public health emergencies (such as the spread of infectious

12	American Funds International Vantage Fund

disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of April 30, 2021, the total value of securities on loan was $18,022,000, and the total value of collateral received was $18,757,000, which consisted entirely of cash. Investment securities purchased with cash collateral are disclosed in the investment portfolio as

American Funds International Vantage Fund	13

short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Collateral — The fund receives highly liquid assets, such as cash or U.S. government securities, as collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended April 30, 2021, the fund recognized $356,000 in reclaims (net of fees and the effect of realized gain or loss from currency translations) and $4,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$6,665
Undistributed long-term capital gains	22,539

As of April 30, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$493,555
Gross unrealized depreciation on investments	(3,623)
Net unrealized appreciation on investments	489,932
Cost of investments	758,108

14	American Funds International Vantage Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A1	$104		$522		$626		$—	[2]	$1		$1
Class C1	1		23		24		—	[2]	1		1
Class T1	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class F-1[1]	8		34		42		—	[2]	1		1
Class F-2[1]	1,271		4,398		5,669		—	[2]	—	[2]	—	[2]
Class F-3[3]	4,859		16,095		20,954		15,482		36,273		51,755
Class 529-A1	7		39		46		—	[2]	1		1
Class 529-C1	—		2		2		—	[2]	1		1
Class 529-E1	—	[2]	1		1		—	[2]	1		1
Class 529-T1	—	[2]	—	[2]	—	[2]	—	[2]	1		1
Class 529-F-1[1]	—	[2]	—	[2]	—	[2]	—	[2]	1		1
Class 529-F-2[4]	2		8		10		—		—		—
Class 529-F-3[4]	—	[2]	—	[2]	—	[2]	—		—		—
Class R-1[1]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class R-2[1]	—	[2]	1		1		—	[2]	—	[2]	—	[2]
Class R-2E1	1		2		3		—	[2]	—	[2]	—	[2]
Class R-3[1]	—	[2]	1		1		—	[2]	—	[2]	—	[2]
Class R-4[1]	1		4		5		—	[2]	—	[2]	—	[2]
Class R-5E1	—	[2]	1		1		—	[2]	—	[2]	—	[2]
Class R-5[1]	—	[2]	1		1		1		—	[2]	1
Class R-6[1]	430		1,408		1,838		1		—	[2]	1
Total	$6,684		$22,540		$29,224		$15,484		$36,281		$51,765

[1]	This share class began investment operations on November 8, 2019.
[2]	Amount less than one thousand.
[3]	Class M shares were converted to Class F-3 shares on November 8, 2019.
[4]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.603% on the first $1.5 billion of daily net assets and decreasing to 0.500% on such assets in excess of $1.5 billion. For the six months ended April 30, 2021, the investment advisory services fee was $3,459,000, which was equivalent to an annualized rate of 0.603% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into

American Funds International Vantage Fund	15

agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2021, unreimbursed expenses subject to reimbursement totaled $38,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended April 30, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for various share classes. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the College America 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLE America®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

16	American Funds International Vantage Fund

For the six months ended April 30, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$47		$20		$5		Not applicable
Class C	9		1		—	*	Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	3		1		—	*	Not applicable
Class F-2	Not applicable		126		42		Not applicable
Class F-3	Not applicable		38		114		Not applicable
Class 529-A	2		1		1		$1
Class 529-C	1		—	*	—	*	—
Class 529-E	—	*	—	*	—	*	—	*
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—		—	*	—	*	—	*
Class 529-F-2	Not applicable		—	*	—	*	—	*
Class 529-F-3	Not applicable		—	*	—	*	—	*
Class R-1	—	*	—	*	—	*	Not applicable
Class R-2	—	*	—	*	—	*	Not applicable
Class R-2E	1		—	*	—	*	Not applicable
Class R-3	—	*	—	*	—	*	Not applicable
Class R-4	—	*	—	*	—	*	Not applicable
Class R-5E	Not applicable		—	*	—	*	Not applicable
Class R-5	Not applicable		—	*	—	*	Not applicable
Class R-6	Not applicable		1		10		Not applicable
Total class-specific expenses	$63		$188		$172		$1

*	Amount less than one thousand.

Miscellaneous fee reimbursements — Expense limitations have been imposed through at least January 1, 2024, to limit the Class F-3 total annual operating expense to 0.65% as a percentage of net assets. For the period ended April 30, 2021, CRMC reimbursed miscellaneous fees of $200,000 for Class F-3 shares. CRMC may recoup all or a portion of this reimbursement by the end of the current fiscal year. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $44,000 in the fund’s statement of operations reflects $41,000 in current fees (either paid in cash or deferred) and a net increase of $3,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $2,794,000 and $353,000, respectively, which generated $250,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2021.

American Funds International Vantage Fund	17

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount		Shares

Six months ended April 30, 2021

Class A	$20,236	1,221		$617		39		$(3,695)	(225)	$17,158		1,035
Class C	2,384	145		25		2		(135)	(8)	2,274		139
Class T	—	—		—		—		—	—	—		—
Class F-1	1,553	94		43		3		(122)	(7)	1,474		90
Class F-2	185,128	11,129		5,377		338		(15,709)	(954)	174,796		10,513
Class F-3	124,104	7,601		20,907		1,311		(186,927)	(11,299)	(41,916)		(2,387)
Class 529-A	1,316	80		45		3		(132)	(8)	1,229		75
Class 529-C	133	8		2		—	[2]	(13)	(1)	122		7
Class 529-E	48	3		1		—	[2]	(4)	— [2]	45		3
Class 529-T	—	—		—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-1	—	—		—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class 529-F-2	275	16		10		1		(28)	(2)	257		15
Class 529-F-3	—	—		—	[2]	—	[2]	—	—	—	[2]	—	[2]
Class R-1	182	11		—		—		— [2]	— [2]	182		11
Class R-2	184	11		1		—	[2]	(170)	(10)	15		1
Class R-2E	133	8		2		—	[2]	(58)	(3)	77		5
Class R-3	189	12		1		—	[2]	— [2]	— [2]	190		12
Class R-4	3	—	[2]	5		—	[2]	(48)	(3)	(40)		(3)
Class R-5E	14	1		1		—	[2]	— [2]	— [2]	15		1
Class R-5	50	3		1		—	[2]	(8)	— [2]	43		3
Class R-6	2,098	128		1,837		115		(17,855)	(1,065)	(13,920)		(822)
Total net increase (decrease)	$338,030	20,471		$28,875		1,812		$(224,904)	(13,585)	$142,001		8,698

18	American Funds International Vantage Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2020

Class A3	$23,839	1,733	$—	—		$(3,554)	(261)	$20,285	1,472
Class C3	1,043	74	—	—		(124)	(9)	919	65
Class M4	13	1	—	—		(927,806)	(62,859)	(927,793)	(62,858)
Class T3	10	1	—	—		—	—	10	1
Class F-1[3]	1,417	101	—	—		(287)	(21)	1,130	80
Class F-2[3]	175,444	13,020	—	—		(10,234)	(719)	165,210	12,301
Class F-3[4]	1,047,801	71,576	51,747	3,609		(405,408)	(29,281)	694,140	45,904
Class 529-A3	1,582	113	—	—		(131)	(9)	1,451	104
Class 529-C3	119	9	—	—		(78)	(5)	41	4
Class 529-E3	20	1	1	—	[2]	—	—	21	1
Class 529-T3	10	1	1	—	[2]	—	—	11	1
Class 529-F-1[3]	323	23	1	—	[2]	(326)	(22)	(2)	1
Class 529-F-2[5]	303	21	—	—		—	—	303	21
Class 529-F-3[5]	10	1	—	—		—	—	10	1
Class R-1[3]	10	1	—	—		— [2]	— [2]	10	1
Class R-2[3]	13	1	—	—		— [2]	— [2]	13	1
Class R-2E3	103	7	—	—		— [2]	— [2]	103	7
Class R-3[3]	32	2	—	—		— [2]	— [2]	32	2
Class R-4[3]	187	13	—	—		(1)	— [2]	186	13
Class R-5E3	40	2	—	—		(5)	— [2]	35	2
Class R-5[3]	21	1	—	—		— [2]	— [2]	21	1
Class R-6[3]	71,284	4,880	—	—		(10,577)	(712)	60,707	4,168
Total net increase (decrease)	$1,323,624	91,582	$51,750	3,609		$(1,358,531)	(93,898)	$16,843	1,293

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	This share class began investment operations on November 8, 2019.
[4]	Class M shares were converted to Class F-3 on November 8, 2019.
[5]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $165,761,000 and $61,274,000, respectively, during the six months ended April 30, 2021.

American Funds International Vantage Fund	19

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2021[5,6]	$14.47	$.05	$2.87	$2.92	$(.07)	$(.33)	$(.40)	$16.99	20.37%[7]		$43		1.11%[8]		1.11%[8]		.62%[8]
10/31/2020[5,9]	14.76	.04	.51	.55	(.25)	(.59)	(.84)	14.47	3.81	[7]	21		1.12	[8]	1.12	[8]	.32	[8]
Class C:
4/30/2021[5,6]	14.39	.02	2.83	2.85	(.02)	(.33)	(.35)	16.89	19.91	[7]	3		1.79	[8]	1.79	[8]	.25	[8]
10/31/2020[5,9]	14.76	(.06)	.53	.47	(.25)	(.59)	(.84)	14.39	3.24	[7]	1		1.79	[8]	1.79	[8]	(.42)[8]
Class T:
4/30/2021[5,6]	14.47	.06	2.89	2.95	(.05)	(.33)	(.38)	17.04	20.61	[7,10]	—	[11]	.82	[8,10]	.82	[8,10]	.73	[8,10]
10/31/2020[5,9]	14.76	.07	.48	.55	(.25)	(.59)	(.84)	14.47	3.82	[7,10]	—	[11]	1.05	[8,10]	1.04	[8,10]	.54	[8,10]
Class F-1:
4/30/2021[5,6]	14.48	.06	2.86	2.92	(.08)	(.33)	(.41)	16.99	20.40	[7]	3		1.04	[8]	1.04	[8]	.73	[8]
10/31/2020[5,9]	14.76	.05	.51	.56	(.25)	(.59)	(.84)	14.48	3.88	[7]	1		1.06	[8]	1.06	[8]	.36	[8]
Class F-2:
4/30/2021[5,6]	14.51	.08	2.88	2.96	(.10)	(.33)	(.43)	17.04	20.61	[7]	389		.78	[8]	.78	[8]	.97	[8]
10/31/2020[5,9]	14.76	.09	.50	.59	(.25)	(.59)	(.84)	14.51	4.10	[7]	179		.77	[8]	.77	[8]	.65	[8]
Class F-3:
4/30/2021[5,6]	14.53	.07	2.90	2.97	(.10)	(.33)	(.43)	17.07	20.68	[7]	743		.70	[8]	.65	[8]	.86	[8]
10/31/2020[12]	14.61	.13	.63	.76	(.25)	(.59)	(.84)	14.53	5.33		667		.72		.65		.91
10/31/2019[12]	12.67	.20	2.10	2.30	(.36)	—	(.36)	14.61	18.95		918		.70		.65		1.47
10/31/2018[12]	13.67	.24	(1.05)	(.81)	(.19)	—	(.19)	12.67	(6.09)		1,162		.65		.65	[13]	1.71
10/31/2017[12]	11.23	.20	2.42	2.62	(.18)	—	(.18)	13.67	23.73		1,584		.73		.73	[13]	1.64
10/31/2016[12]	11.50	.16	(.30)	(.14)	(.13)	—	(.13)	11.23	(1.20)		1,366		.85		.85	[13]	.85
Class 529-A:
4/30/2021[5,6]	14.46	.05	2.88	2.93	(.06)	(.33)	(.39)	17.00	20.47	[7]	3		1.07	[8]	1.07	[8]	.62	[8]
10/31/2020[5,9]	14.76	.05	.49	.54	(.25)	(.59)	(.84)	14.46	3.73	[7]	2		1.18	[8]	1.18	[8]	.33	[8]

See end of table for footnotes.

20	American Funds International Vantage Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
4/30/2021[5,6]	$14.37	$.01	$2.85	$2.86	$—	$(.33)	$(.33)	$16.90	20.08%[7,10]		$—	[11]	1.76%[8,10]		1.76%[8,10]		.13%[8,10]
10/31/2020[5,9]	14.76	(.03)	.48	.45	(.25)	(.59)	(.84)	14.37	3.09	[7,10]	—	[11]	1.89	[8,10]	1.87	[8,10]	(.25)[8,10]
Class 529-E:
4/30/2021[5,6]	14.47	.14	2.78	2.92	(.05)	(.33)	(.38)	17.01	20.36	[7,10]	—	[11]	1.16	[8,10]	1.16	[8,10]	1.63	[8,10]
10/31/2020[5,9]	14.76	.06	.49	.55	(.25)	(.59)	(.84)	14.47	3.81	[7,10]	—	[11]	1.17	[8,10]	1.12	[8,10]	.45	[8,10]
Class 529-T:
4/30/2021[5,6]	14.48	.06	2.89	2.95	(.06)	(.33)	(.39)	17.04	20.55	[7,10]	—	[11]	.88	[8,10]	.88	[8,10]	.68	[8,10]
10/31/2020[5,9]	14.76	.08	.48	.56	(.25)	(.59)	(.84)	14.48	3.88	[7,10]	—	[11]	1.10	[8,10]	1.02	[8,10]	.55	[8,10]
Class 529-F-1:
4/30/2021[5,6]	14.50	.06	2.88	2.94	(.07)	(.33)	(.40)	17.04	20.55	[7,10]	—	[11]	.86	[8,10]	.86	[8,10]	.70	[8,10]
10/31/2020[5,9]	14.76	.07	.51	.58	(.25)	(.59)	(.84)	14.50	3.95	[7,10]	—	[11]	.88	[8,10]	.88	[8,10]	.48	[8,10]
Class 529-F-2:
4/30/2021[5,6]	14.47	.07	2.87	2.94	(.09)	(.33)	(.42)	16.99	20.55	[7]	1		.84	[8]	.84	[8]	.87	[8]
10/31/2020[5,14]	14.47	—	—	—	—	—	—	14.47	—	[7]	—	[11]	—	[7]	—	[7]	—	[7]
Class 529-F-3:
4/30/2021[5,6]	14.47	.07	2.87	2.94	(.10)	(.33)	(.43)	16.98	20.58	[7]	—	[11]	.86	[8]	.76	[8]	.80	[8]
10/31/2020[5,14]	14.47	—	—	—	—	—	—	14.47	—	[7]	—	[11]	—	[7]	—	[7]	—	[7]
Class R-1:
4/30/2021[5,6]	14.52	.09	2.84	2.93	(.10)	(.33)	(.43)	17.02	20.44	[7,10]	—	[11]	1.69	[8,10]	1.65	[8,10]	1.12	[8,10]
10/31/2020[5,9]	14.76	.12	.48	.60	(.25)	(.59)	(.84)	14.52	4.17	[7,10]	—	[11]	.98	[8,10]	.71	[8,10]	.86	[8,10]

See end of table for footnotes.

American Funds International Vantage Fund	21

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2021[5,6]	$14.50	$.01	$2.88	$2.89	$(.09)	$(.33)	$(.42)	$16.97	20.16%[7,10]		$—	[11]	1.59%[8,10]		1.59%[8,10]		.16%[8,10]
10/31/2020[5,9]	14.76	.09	.49	.58	(.25)	(.59)	(.84)	14.50	3.99	[7,10]	—	[11]	1.02	[8,10]	.92	[8,10]	.63	[8,10]
Class R-2E:
4/30/2021[5,6]	14.49	.02	2.88	2.90	(.07)	(.33)	(.40)	16.99	20.23	[7]	—	[11]	1.45	[8]	1.45	[8]	.24	[8]
10/31/2020[5,9]	14.76	.01	.56	.57	(.25)	(.59)	(.84)	14.49	3.94	[7,10]	—	[11]	1.27	[8,10]	1.18	[8,10]	.04	[8,10]
Class R-3:
4/30/2021[5,6]	14.51	.07	2.85	2.92	(.09)	(.33)	(.42)	17.01	20.32	[7]	—	[11]	1.32	[8]	1.30	[8]	.82	[8]
10/31/2020[5,9]	14.76	.08	.51	.59	(.25)	(.59)	(.84)	14.51	4.10	[7,10]	—	[11]	1.08	[8,10]	.89	[8,10]	.55	[8,10]
Class R-4:
4/30/2021[5,6]	14.50	.04	2.89	2.93	(.08)	(.33)	(.41)	17.02	20.44	[7]	—	[11]	1.04	[8]	1.03	[8]	.47	[8]
10/31/2020[5,9]	14.76	.05	.53	.58	(.25)	(.59)	(.84)	14.50	4.03	[7]	—	[11]	1.04	[8]	.99	[8]	.34	[8]
Class R-5E:
4/30/2021[5,6]	14.52	.07	2.89	2.96	(.10)	(.33)	(.43)	17.05	20.65	[7]	—	[11]	.85	[8]	.78	[8]	.85	[8]
10/31/2020[5,9]	14.76	.10	.50	.60	(.25)	(.59)	(.84)	14.52	4.17	[7]	—	[11]	.95	[8]	.71	[8]	.74	[8]
Class R-5:
4/30/2021[5,6]	14.52	.07	2.89	2.96	(.10)	(.33)	(.43)	17.05	20.65	[7]	—	[11]	.77	[8]	.72	[8]	.84	[8]
10/31/2020[5,9]	14.76	.11	.49	.60	(.25)	(.59)	(.84)	14.52	4.18	[7]	—	[11]	.93	[8]	.72	[8]	.77	[8]
Class R-6:
4/30/2021[5,6]	14.52	.07	2.89	2.96	(.10)	(.33)	(.43)	17.05	20.64	[7]	57		.69	[8]	.69	[8]	.84	[8]
10/31/2020[5,9]	14.76	.12	.48	.60	(.25)	(.59)	(.84)	14.52	4.19	[7]	61		.71	[8]	.71	[8]	.87	[8]

	Six months ended	Year ended October 31,
	April 30, 2021[5,6,7]	2020	2019	2018	2017	2016
Portfolio turnover rate for all share classes[15]	6%	21%	29%	22%	17%	21%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes and reimbursed a portion of miscellaneous fees and expenses.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	This share class began investment operations on November 8, 2019.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class M shares were converted to Class F-3 shares on November 8, 2019.
[13]	Reimbursement was less than 0.005%.
[14]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

22	American Funds International Vantage Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2020, through April 30, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds International Vantage Fund	23

Expense example (continued)

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,203.71	$6.07	1.11%
Class A – assumed 5% return	1,000.00	1,019.29	5.56	1.11
Class C – actual return	1,000.00	1,199.14	9.76	1.79
Class C – assumed 5% return	1,000.00	1,015.92	8.95	1.79
Class T – actual return	1,000.00	1,206.14	4.49	.82
Class T – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class F-1 – actual return	1,000.00	1,204.01	5.68	1.04
Class F-1 – assumed 5% return	1,000.00	1,019.64	5.21	1.04
Class F-2 – actual return	1,000.00	1,206.07	4.27	.78
Class F-2 – assumed 5% return	1,000.00	1,020.93	3.91	.78
Class F-3 – actual return	1,000.00	1,206.81	3.56	.65
Class F-3 – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 529-A – actual return	1,000.00	1,204.65	5.85	1.07
Class 529-A – assumed 5% return	1,000.00	1,019.49	5.36	1.07
Class 529-C – actual return	1,000.00	1,200.83	9.60	1.76
Class 529-C – assumed 5% return	1,000.00	1,016.07	8.80	1.76
Class 529-E – actual return	1,000.00	1,203.58	6.34	1.16
Class 529-E – assumed 5% return	1,000.00	1,019.04	5.81	1.16
Class 529-T – actual return	1,000.00	1,205.53	4.81	.88
Class 529-T – assumed 5% return	1,000.00	1,020.43	4.41	.88
Class 529-F-1 – actual return	1,000.00	1,205.55	4.70	.86
Class 529-F-1 – assumed 5% return	1,000.00	1,020.53	4.31	.86
Class 529-F-2 – actual return	1,000.00	1,205.51	4.59	.84
Class 529-F-2 – assumed 5% return	1,000.00	1,020.63	4.21	.84
Class 529-F-3 – actual return	1,000.00	1,205.82	4.16	.76
Class 529-F-3 – assumed 5% return	1,000.00	1,021.03	3.81	.76
Class R-1 – actual return	1,000.00	1,204.42	9.02	1.65
Class R-1 – assumed 5% return	1,000.00	1,016.61	8.25	1.65
Class R-2 – actual return	1,000.00	1,201.63	8.68	1.59
Class R-2 – assumed 5% return	1,000.00	1,016.91	7.95	1.59
Class R-2E – actual return	1,000.00	1,202.35	7.92	1.45
Class R-2E – assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class R-3 – actual return	1,000.00	1,203.20	7.10	1.30
Class R-3 – assumed 5% return	1,000.00	1,018.35	6.51	1.30
Class R-4 – actual return	1,000.00	1,204.44	5.63	1.03
Class R-4 – assumed 5% return	1,000.00	1,019.69	5.16	1.03
Class R-5E – actual return	1,000.00	1,206.54	4.27	.78
Class R-5E – assumed 5% return	1,000.00	1,020.93	3.91	.78
Class R-5 – actual return	1,000.00	1,206.49	3.94	.72
Class R-5 – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class R-6 – actual return	1,000.00	1,206.36	3.77	.69
Class R-6 – assumed 5% return	1,000.00	1,021.37	3.46	.69

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

24	American Funds International Vantage Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through July 31, 2022. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through December 31, 2020. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discount in the fund’s advisory fee structure that reduces the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds International Vantage Fund	25

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that, since 2019, CRMC has borne the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements, with all such amounts reimbursed to the fund by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discount in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

26	American Funds International Vantage Fund

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

American Funds International Vantage Fund	27

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28	American Funds International Vantage Fund

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete April 30, 2021, portfolio of American Funds International Vantage Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds International Vantage Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds International Vantage Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INTERNATIONAL VANTAGE FUND

By __/s/ John S. Armour____________________
John S. Armour, President and Principal Executive Officer

Date: June 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ John S. Armour_________________
John S. Armour, President and Principal Executive Officer

Date: June 30, 2021

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2021